Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities
Other Long-Term Liabilities

Other long-term liabilities consisted of the following as of December 31, 2013 and 2012:

	2013	2012
Single employer pension and postretirement obligations	$109.2	$288.3
MEPPs withdrawal liability	53.1	74.3
Tax-related liabilities	24.6	22.0
Employee-related liabilities	54.5	53.5
Restructuring reserve	8.5	—
Other	54.0	57.6
Total	$303.9	$495.7